Distribution Date:	10/20/25	UBS Commercial Mortgage Trust 2017-C2
Determination Date:	10/14/25
Next Distribution Date:	11/18/25
Record Date:	09/30/25	Commercial Mortgage Pass-Through Certificates
Series 2017-C2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone		nicholas.galeone@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 8th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24	Directing Certificateholder	KKR Real Estate Credit Opportunity Partners Aggregator I L.P.
Historical Bond / Collateral Loss Reconciliation Detail	25		-
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276CAA9	2.008000%	34,851,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276CAB7	3.032000%	77,613,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90276CAC5	3.264000%	46,089,000.00	12,896,199.15	1,746,054.56	35,077.66	0.00	0.00	1,781,132.22	11,150,144.59	41.27%	30.00%
A-3	90276CAD3	3.225000%	210,000,000.00	117,121,976.47	5,166,930.92	314,765.31	0.00	0.00	5,481,696.23	111,955,045.55	41.27%	30.00%
A-4	90276CAE1	3.487000%	260,524,000.00	260,524,000.00	0.00	757,039.32	0.00	0.00	757,039.32	260,524,000.00	41.27%	30.00%
A-S	90276CAH4	3.740000%	103,348,000.00	103,348,000.00	0.00	322,101.27	0.00	0.00	322,101.27	103,348,000.00	25.45%	18.50%
B	90276CAJ0	3.993000%	39,317,000.00	39,317,000.00	0.00	130,827.32	0.00	0.00	130,827.32	39,317,000.00	19.43%	14.13%
C	90276CAK7	4.295000%	32,667,000.00	32,667,000.00	0.00	116,920.64	0.00	0.00	116,920.64	32,667,000.00	14.43%	10.49%
D-RR	90276CAM3	4.453697%	14,514,000.00	14,514,000.00	0.00	53,867.46	0.00	0.00	53,867.46	14,514,000.00	12.21%	8.88%
E-RR	90276CAP6	4.453697%	8,987,000.00	8,987,000.00	0.00	33,354.48	0.00	0.00	33,354.48	8,987,000.00	10.83%	7.88%
F-RR	90276CAR2	4.453697%	16,850,000.00	16,850,000.00	0.00	62,537.33	0.00	0.00	62,537.33	16,850,000.00	8.25%	6.00%
G-RR	90276CAT8	4.453697%	16,850,000.00	16,850,000.00	0.00	62,537.33	0.00	0.00	62,537.33	16,850,000.00	5.67%	4.13%
H-RR	90276CAV3	4.453697%	8,987,000.00	8,987,000.00	0.00	33,354.48	0.00	0.00	33,354.48	8,987,000.00	4.30%	3.13%
NR-RR*	90276CAX9	4.453697%	28,084,591.00	28,084,301.79	0.00	51,775.75	0.00	0.00	51,775.75	28,084,301.79	0.00%	0.00%
Z	90276CAZ4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276CBA8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			898,681,591.00	660,146,477.41	6,912,985.48	1,974,158.35	0.00	0.00	8,887,143.83	653,233,491.93

X-A	90276CAF8	1.052633%	629,077,000.00	390,542,175.62	0.00	342,581.41	0.00	0.00	342,581.41	383,629,190.14
X-B	90276CAG6	0.553558%	175,332,000.00	175,332,000.00	0.00	80,880.42	0.00	0.00	80,880.42	175,332,000.00
Notional SubTotal			804,409,000.00	565,874,175.62	0.00	423,461.83	0.00	0.00	423,461.83	558,961,190.14

Deal Distribution Total					6,912,985.48	2,397,620.18	0.00	0.00	9,310,605.66

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276CAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276CAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90276CAC5	279.81078240	37.88440973	0.76108529	0.00000000	0.00000000	0.00000000	0.00000000	38.64549502	241.92637267
A-3	90276CAD3	557.72369748	24.60443295	1.49888243	0.00000000	0.00000000	0.00000000	0.00000000	26.10331538	533.11926452
A-4	90276CAE1	1,000.00000000	0.00000000	2.90583332	0.00000000	0.00000000	0.00000000	0.00000000	2.90583332	1,000.00000000
A-S	90276CAH4	1,000.00000000	0.00000000	3.11666670	0.00000000	0.00000000	0.00000000	0.00000000	3.11666670	1,000.00000000
B	90276CAJ0	1,000.00000000	0.00000000	3.32750006	0.00000000	0.00000000	0.00000000	0.00000000	3.32750006	1,000.00000000
C	90276CAK7	1,000.00000000	0.00000000	3.57916674	0.00000000	0.00000000	0.00000000	0.00000000	3.57916674	1,000.00000000
D-RR	90276CAM3	1,000.00000000	0.00000000	3.71141381	0.00000000	0.00000000	0.00000000	0.00000000	3.71141381	1,000.00000000
E-RR	90276CAP6	1,000.00000000	0.00000000	3.71141427	0.00000000	0.00000000	0.00000000	0.00000000	3.71141427	1,000.00000000
F-RR	90276CAR2	1,000.00000000	0.00000000	3.71141424	0.00000000	0.00000000	0.00000000	0.00000000	3.71141424	1,000.00000000
G-RR	90276CAT8	1,000.00000000	0.00000000	3.71141424	0.00000000	0.00000000	0.00000000	0.00000000	3.71141424	1,000.00000000
H-RR	90276CAV3	1,000.00000000	0.00000000	3.71141427	0.00000000	0.00000000	0.00000000	0.00000000	3.71141427	1,000.00000000
NR-RR	90276CAX9	999.98970218	0.00000000	1.84356432	1.86781143	27.71630678	0.00000000	0.00000000	1.84356432	999.98970218
Z	90276CAZ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276CBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276CAF8	620.81776256	0.00000000	0.54457787	0.00000000	0.00000000	0.00000000	0.00000000	0.54457787	609.82866984
X-B	90276CAG6	1,000.00000000	0.00000000	0.46129868	0.00000000	0.00000000	0.00000000	0.00000000	0.46129868	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/25 - 09/30/25	30	0.00	35,077.66	0.00	35,077.66	0.00	0.00	0.00	35,077.66	0.00
A-3	09/01/25 - 09/30/25	30	0.00	314,765.31	0.00	314,765.31	0.00	0.00	0.00	314,765.31	0.00
A-4	09/01/25 - 09/30/25	30	0.00	757,039.32	0.00	757,039.32	0.00	0.00	0.00	757,039.32	0.00
X-A	09/01/25 - 09/30/25	30	0.00	342,581.41	0.00	342,581.41	0.00	0.00	0.00	342,581.41	0.00
X-B	09/01/25 - 09/30/25	30	0.00	80,880.42	0.00	80,880.42	0.00	0.00	0.00	80,880.42	0.00
A-S	09/01/25 - 09/30/25	30	0.00	322,101.27	0.00	322,101.27	0.00	0.00	0.00	322,101.27	0.00
B	09/01/25 - 09/30/25	30	0.00	130,827.32	0.00	130,827.32	0.00	0.00	0.00	130,827.32	0.00
C	09/01/25 - 09/30/25	30	0.00	116,920.64	0.00	116,920.64	0.00	0.00	0.00	116,920.64	0.00
D-RR	09/01/25 - 09/30/25	30	0.00	53,867.46	0.00	53,867.46	0.00	0.00	0.00	53,867.46	0.00
E-RR	09/01/25 - 09/30/25	30	0.00	33,354.48	0.00	33,354.48	0.00	0.00	0.00	33,354.48	0.00
F-RR	09/01/25 - 09/30/25	30	0.00	62,537.33	0.00	62,537.33	0.00	0.00	0.00	62,537.33	0.00
G-RR	09/01/25 - 09/30/25	30	0.00	62,537.33	0.00	62,537.33	0.00	0.00	0.00	62,537.33	0.00
H-RR	09/01/25 - 09/30/25	30	0.00	33,354.48	0.00	33,354.48	0.00	0.00	0.00	33,354.48	0.00
NR-RR	09/01/25 - 09/30/25	30	723,260.10	104,232.47	0.00	104,232.47	52,456.72	0.00	0.00	51,775.75	778,401.14
Totals			723,260.10	2,450,076.90	0.00	2,450,076.90	52,456.72	0.00	0.00	2,397,620.18	778,401.14

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	9,310,605.66
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,458,989.89	Master Servicing Fee	3,385.74
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,131.42
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	275.06
ARD Interest	0.00	Operating Advisor Fee	812.56
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	308.07
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,458,989.89	Total Fees	8,912.85

Principal		Expenses/Reimbursements
Scheduled Principal	942,753.36	Reimbursement for Interest on Advances	34,576.32
Unscheduled Principal Collections		ASER Amount	(6,920.97)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	24,801.37
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	5,970,232.12	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	6,912,985.48	Total Expenses/Reimbursements	52,456.72

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,397,620.18
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	6,912,985.48
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	9,310,605.66
Total Funds Collected	9,371,975.37	Total Funds Distributed	9,371,975.23

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	660,146,477.41	660,146,477.41	Beginning Certificate Balance	660,146,477.41
(-) Scheduled Principal Collections	942,753.36	942,753.36	(-) Principal Distributions	6,912,985.48
(-) Unscheduled Principal Collections	5,970,232.12	5,970,232.12	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	653,233,491.93	653,233,491.93	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	660,152,880.16	660,152,880.16	Ending Certificate Balance	653,233,491.93
Ending Actual Collateral Balance	653,234,151.05	653,234,151.05

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.45%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	14	146,070,233.18	22.36%	21	4.8522	NAP	Defeased	14	146,070,233.18	22.36%	21	4.8522	NAP
5,000,000 or less	5	14,674,558.64	2.25%	21	4.9296	1.762520	1.40 or less	14	153,303,099.99	23.47%	20	4.7198	1.032601
5,000,001 to 10,000,000	18	121,275,614.32	18.57%	20	4.7707	1.670598	1.41 to 1.50	2	22,645,752.95	3.47%	21	4.7515	1.472046
10,000,001 to 15,000,000	7	86,267,425.04	13.21%	20	4.7721	1.453289	1.51 to 1.60	5	35,752,993.80	5.47%	21	4.9508	1.548998
15,000,001 to 20,000,000	3	54,519,053.81	8.35%	21	4.2754	1.769040	1.61 to 1.70	2	45,089,371.16	6.90%	21	4.3449	1.614085
20,000,001 to 25,000,000	2	44,445,274.23	6.80%	22	4.7057	1.536563	1.71 to 1.80	4	66,634,976.25	10.20%	21	4.2765	1.757025
25,000,001 to 30,000,000	3	83,160,082.71	12.73%	21	4.0594	1.514913	1.81 to 1.90	4	27,984,735.11	4.28%	22	4.9159	1.847744
30,000,001 to 35,000,000	2	66,000,000.00	10.10%	20	3.5371	1.997273	1.91 to 2.00	1	5,361,331.02	0.82%	21	5.2000	1.950000
35,000,001 to 40,000,000	1	36,821,250.00	5.64%	20	3.6575	4.290000	2.01 to 2.25	3	40,828,954.35	6.25%	20	3.6947	2.222823
40,000,001 to 45,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	3	62,494,131.70	9.57%	20	3.6859	2.313995
45,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.51 or greater	3	47,067,912.42	7.21%	20	3.7147	4.247823
Totals	55	653,233,491.93	100.00%	20	4.4690	1.805634	Totals	55	653,233,491.93	100.00%	20	4.4690	1.805634
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	28	146,070,233.18	22.36%	21	4.8522	NAP	Washington	2	1,931,057.89	0.30%	20	4.4860	1.080000
Alabama	1	946,761.35	0.14%	22	5.1717	1.280000	Wisconsin	4	5,542,650.72	0.85%	21	4.9320	2.114922
Arizona	4	11,661,733.56	1.79%	21	4.7125	1.917260	Wyoming	1	380,543.90	0.06%	20	4.4860	1.080000
Arkansas	2	3,933,742.95	0.60%	22	4.8574	1.060657	Totals	160	653,233,491.93	100.00%	20	4.4690	1.805634
California	17	132,164,434.01	20.23%	21	4.2514	2.517734
									Property Type³
Connecticut	1	344,108.83	0.05%	20	4.4860	1.080000
Florida	6	38,459,725.54	5.89%	21	5.0559	1.680015		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	3	2,834,189.76	0.43%	22	5.1717	1.280000		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	5	15,341,484.60	2.35%	20	4.4169	1.570839	Defeased	28	146,070,233.18	22.36%	21	4.8522	NAP
Indiana	5	2,518,067.12	0.39%	20	4.4860	1.080000	Industrial	6	45,089,371.16	6.90%	21	4.3449	1.614085
Kentucky	2	7,687,935.18	1.18%	21	4.8184	1.335672	Lodging	77	128,676,863.55	19.70%	20	4.7525	1.162956
Maryland	3	12,489,518.09	1.91%	21	4.5287	0.546758	Mixed Use	6	97,347,287.14	14.90%	21	4.0164	1.899368
Michigan	6	28,274,979.95	4.33%	20	4.7581	1.696372	Mobile Home Park	5	24,039,688.84	3.68%	21	4.7033	1.640474
Minnesota	2	763,467.70	0.12%	20	4.4860	1.080000	Multi-Family	4	30,837,667.90	4.72%	21	4.8626	1.412865
Missouri	1	7,382,323.77	1.13%	12	4.3200	0.110000	Office	3	66,490,688.95	10.18%	20	3.5487	1.992053
New Jersey	2	7,013,043.15	1.07%	21	4.5259	0.581434	Retail	30	112,613,778.87	17.24%	20	4.4655	2.705480
New York	6	129,243,554.67	19.79%	20	3.6346	1.986660	Self Storage	1	2,067,912.42	0.32%	21	4.9600	3.330000
North Carolina	3	2,567,295.45	0.39%	22	5.0236	1.236793	Totals	160	653,233,491.93	100.00%	20	4.4690	1.805634
Ohio	6	14,232,626.13	2.18%	21	4.9071	1.607281
Oklahoma	3	5,524,904.84	0.85%	17	5.7811	1.534747
Oregon	1	817,764.56	0.13%	20	4.4860	1.080000
Pennsylvania	4	23,246,322.81	3.56%	22	4.5942	1.298344
South Carolina	7	7,118,468.99	1.09%	22	5.0708	1.325031
Texas	33	43,495,664.77	6.66%	20	4.8394	1.385892
Virginia	2	1,246,888.52	0.19%	20	4.4860	1.080000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	146,070,233.18	22.36%	21	4.8522	NAP	Defeased	14	146,070,233.18	22.36%	21	4.8522	NAP
	4.500% or less	13	257,817,581.22	39.47%	20	3.8551	2.203701	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	19	183,793,524.79	28.14%	21	4.7386	1.440295	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	7	58,913,064.78	9.02%	21	5.2117	1.527075	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	2	6,639,087.96	1.02%	18	5.8225	1.733177	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	55	653,233,491.93	100.00%	20	4.4690	1.805634	49 months or greater	41	507,163,258.75	77.64%	20	4.3586	1.842289
								Totals	55	653,233,491.93	100.00%	20	4.4690	1.805634
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	146,070,233.18	22.36%	21	4.8522	NAP	Defeased	14	146,070,233.18	22.36%	21	4.8522	NAP
	60 months or less	41	507,163,258.75	77.64%	20	4.3586	1.842289	Interest Only	9	196,739,311.30	30.12%	20	3.7098	2.431992
61 months to 115 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	32	310,423,947.45	47.52%	21	4.7698	1.468549
	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	55	653,233,491.93	100.00%	20	4.4690	1.805634	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	55	653,233,491.93	100.00%	20	4.4690	1.805634
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	14	146,070,233.18	22.36%	21	4.8522	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	39	498,562,207.70	76.32%	20	4.3535	1.849287
	13 months to 24 months	2	8,601,051.05	1.32%	21	4.6551	1.436613
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	55	653,233,491.93	100.00%	20	4.4690	1.805634
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A2C22A	30312902	MU	New York	NY	Actual/360	3.430%	57,166.67	0.00	0.00	N/A	06/09/27	--	20,000,000.00	20,000,000.00	10/09/25
1A2C3	30312863	MU	New York	NY	Actual/360	3.430%	85,750.00	0.00	0.00	N/A	06/09/27	--	30,000,000.00	30,000,000.00	10/09/25
3	30312864	MF	Various	FL	Actual/360	4.950%	189,489.42	77,395.58	0.00	N/A	07/01/27	--	45,936,828.80	45,859,433.22	10/01/25
4A33	30312869	RT	Torrance	CA	Actual/360	3.658%	112,228.10	0.00	0.00	N/A	06/01/27	--	36,821,250.00	36,821,250.00	10/01/25
4B33	30312868	RT	Torrance	CA	Actual/360	3.658%	24,928.15	0.00	0.00	N/A	06/01/27	--	8,178,750.00	8,178,750.00	10/01/25
5A11	30312654	LO	Various	Various	Actual/360	4.486%	56,075.00	704,275.48	0.00	N/A	06/01/27	--	15,000,000.00	14,295,724.52	10/01/25
5A12	30312655	LO	Various	Various	Actual/360	4.486%	56,075.00	704,275.48	0.00	N/A	06/01/27	--	15,000,000.00	14,295,724.52	10/01/25
5A13B	30298849	LO	Various	Various	Actual/360	4.486%	28,037.50	352,137.74	0.00	N/A	06/01/27	--	7,500,000.00	7,147,862.26	10/01/25
6	30312870	OF	New York	NY	Actual/360	3.413%	96,688.35	0.00	0.00	N/A	06/05/27	--	34,000,000.00	34,000,000.00	08/05/25
7	30298718	LO	Various	Various	Actual/360	4.530%	116,068.42	4,258,219.09	0.00	N/A	07/06/27	--	30,746,600.94	26,488,381.85	10/06/25
8	30312871	IN	Milpitas	CA	Actual/360	4.300%	95,862.30	80,569.18	0.00	N/A	07/06/27	--	26,752,270.04	26,671,700.86	10/06/25
9	30312872	OF	New York	NY	Actual/360	3.669%	97,850.67	0.00	0.00	N/A	06/01/27	--	32,000,000.00	32,000,000.00	10/01/25
12	30312877	MU	Philadelphia	PA	Actual/360	4.600%	84,766.24	44,676.46	0.00	N/A	08/01/27	--	22,112,932.53	22,068,256.07	10/01/25
13	30312878	LO	San Luis Obispo	CA	Actual/360	4.810%	89,859.04	41,038.24	0.00	N/A	08/01/27	--	22,418,056.40	22,377,018.16	10/01/25
15	30312879	IN	Various	Various	Actual/360	4.410%	67,822.61	37,461.26	0.00	N/A	06/01/27	--	18,455,131.56	18,417,670.30	10/01/25
16	30312880	RT	Various	Various	Actual/360	5.172%	69,532.05	32,277.65	0.00	N/A	08/06/27	--	16,133,661.16	16,101,383.51	10/06/25
17	30298739	MH	Bakersfield	CA	Actual/360	4.660%	53,076.88	29,518.05	0.00	N/A	07/06/27	--	13,668,746.47	13,639,228.42	10/06/25
19	30298767	OF	Amherst	NY	Actual/360	4.726%	51,961.45	24,456.18	0.00	N/A	08/06/27	--	13,193,766.20	13,169,310.02	10/06/25
20	30312882	RT	Monticello	NY	Actual/360	4.950%	52,629.05	23,700.06	0.00	N/A	02/01/27	--	12,758,558.19	12,734,858.13	10/01/25
21	30312883	RT	Lansing	MI	Actual/360	4.710%	49,125.86	22,009.89	0.00	N/A	06/06/27	--	12,516,141.59	12,494,131.70	10/06/25
22	30298714	MF	Greensboro	NC	Actual/360	4.430%	42,396.57	25,445.60	0.00	N/A	08/05/27	--	11,484,398.90	11,458,953.30	10/05/25
23	30312884	LO	St. Augustine	FL	Actual/360	4.530%	42,327.40	24,644.12	0.00	N/A	07/06/27	--	11,212,555.87	11,187,911.75	10/06/25
24	30298684	LO	Maitland	FL	Actual/360	5.353%	47,107.30	31,586.88	0.00	N/A	07/06/27	--	10,560,201.54	10,528,614.66	10/06/25
25	30298725	IN	Geddes	NY	Actual/360	4.900%	42,563.91	32,677.31	0.00	N/A	07/06/27	--	10,423,814.68	10,391,137.37	10/06/25
26	30298637	MF	Detroit	MI	Actual/360	4.850%	42,524.45	22,276.11	0.00	N/A	06/06/27	--	10,521,514.01	10,499,237.90	10/06/25
27	30312885	Various Various		TX	Actual/360	5.110%	44,862.09	20,365.64	0.00	N/A	03/01/27	--	10,535,128.96	10,514,763.32	10/01/25
29	30312886	MF	Pasadena	TX	Actual/360	4.700%	38,961.05	18,607.75	0.00	N/A	07/06/27	--	9,947,503.24	9,928,895.49	10/06/25
30	30312887	MU	Kettering	OH	Actual/360	4.940%	39,807.96	17,453.50	0.00	N/A	07/06/27	--	9,669,950.41	9,652,496.91	10/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
31	30298663	RT	Pensacola	FL	Actual/360	4.891%	36,782.30	18,883.39	0.00	N/A	07/06/27	--	9,025,407.92	9,006,524.53	10/06/25
32	30298800	MU	Carlsbad	CA	Actual/360	4.211%	30,252.11	14,306.90	0.00	N/A	08/06/27	--	8,620,881.89	8,606,574.99	10/06/25
33	30297710	LO	Maryland Heights	MO	Actual/360	4.320%	26,639.84	17,632.31	0.00	N/A	10/05/26	--	7,399,956.08	7,382,323.77	10/05/25
34	30298628	MU	Louisville	KY	Actual/360	4.850%	28,428.06	13,787.29	0.00	N/A	07/05/27	--	7,033,746.46	7,019,959.17	10/05/25
35	30312888	IN	Beaverton	OR	Actual/360	4.160%	26,866.67	0.00	0.00	N/A	06/01/27	--	7,750,000.00	7,750,000.00	10/01/25
36	30298784	LO	Jacksonville Beach	FL	Actual/360	4.770%	24,522.21	19,466.34	0.00	N/A	08/06/27	--	6,168,850.11	6,149,383.77	10/06/25
37	30298789	MF	Sherman	TX	Actual/360	5.000%	26,988.32	13,273.30	0.00	N/A	08/06/27	--	6,477,195.68	6,463,922.38	10/06/25
38	30298758	LO	Atlanta	GA	Actual/360	5.639%	27,896.03	17,229.14	0.00	N/A	07/06/27	--	5,936,377.83	5,919,148.69	10/06/25
39	30298737	RT	Grand Prairie	TX	Actual/360	5.005%	25,530.42	12,605.61	0.00	N/A	07/06/27	--	6,121,179.93	6,108,574.32	10/06/25
40	30312889	LO	Saint Augustine	FL	Actual/360	4.918%	24,473.98	11,113.05	0.00	N/A	08/01/27	--	5,972,120.42	5,961,007.37	10/01/25
42	30312891	MF	Baytown	TX	Actual/360	4.850%	20,467.65	15,957.02	0.00	N/A	07/06/27	--	5,064,160.51	5,048,203.49	10/06/25
43	30312892	MH	Various	Various	Actual/360	5.080%	24,076.89	10,051.56	0.00	N/A	07/06/27	--	5,687,454.86	5,677,403.30	10/06/25
44	30312893	MF	Orlando	FL	Actual/360	5.200%	23,279.09	10,765.78	0.00	N/A	07/06/27	--	5,372,096.80	5,361,331.02	10/06/25
45	30298738	MH	Yuma	AZ	Actual/360	4.560%	19,747.69	11,376.87	0.00	N/A	07/06/27	--	5,197,102.04	5,185,725.17	10/06/25
46	30312894	LO	Vestal	NY	Actual/360	5.450%	23,759.63	10,119.72	0.00	N/A	07/06/27	--	5,231,478.89	5,221,359.17	11/06/25
47	30298785	RT	El Centro	CA	Actual/360	5.272%	22,350.06	10,034.34	0.00	N/A	08/06/27	--	5,087,073.12	5,077,038.78	09/06/25
48	30312895	MH	Various	WI	Actual/360	4.960%	21,593.10	9,400.92	0.00	N/A	07/06/27	--	5,224,136.17	5,214,735.25	10/06/25
49	30312896	LO	Tulsa	OK	Actual/360	5.910%	24,793.52	9,348.63	0.00	N/A	03/06/27	--	5,034,217.49	5,024,868.86	10/06/25
50	30312897	MF	Montgomery	AL	Actual/360	4.950%	20,431.01	8,926.34	0.00	N/A	07/06/27	--	4,952,973.09	4,944,046.75	10/06/25
51	30312898	LO	Fayetteville	AR	Actual/360	4.870%	15,488.69	11,920.76	0.00	N/A	08/01/27	--	3,816,515.32	3,804,594.56	10/01/25
53	30312899	SS	Huffman	TX	Actual/360	4.690%	15,134.13	7,296.87	0.00	N/A	06/06/27	--	3,872,272.55	3,864,975.68	10/06/25
54	30298721	RT	Phoenix	AZ	Actual/360	4.825%	15,196.38	6,903.08	0.00	N/A	08/05/27	--	3,779,409.76	3,772,506.68	10/05/25
55	30298589	OF	Eatontown	NJ	Actual/360	5.250%	15,151.41	6,936.74	0.00	N/A	06/06/27	--	3,463,179.63	3,456,242.89	10/06/25
56	30298651	RT	Canton	MI	Actual/360	4.800%	13,690.49	7,296.12	0.00	N/A	06/06/27	--	3,422,622.00	3,415,325.88	10/06/25
57	30312900	LO	Brunswick	GA	Actual/360	5.200%	13,863.82	6,453.28	0.00	N/A	06/06/27	--	3,199,342.98	3,192,889.70	10/06/25
58	30312901	SS	Nogales	AZ	Actual/360	4.960%	8,562.78	3,727.95	0.00	N/A	07/06/27	--	2,071,640.37	2,067,912.42	10/06/25
59	30298591	RT	Columbus	OH	Actual/360	5.550%	7,480.12	3,104.92	0.00	N/A	06/06/27	--	1,617,324.02	1,614,219.10	10/06/25
Totals							2,458,989.89	6,912,985.48	0.00				660,146,477.41	653,233,491.93
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2C22A	191,484,942.40	188,952,932.70	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2C3	191,484,942.40	188,952,932.70	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4A33	59,746,222.00	60,346,222.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4B33	59,746,222.00	60,346,222.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A11	35,623,503.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A12	35,623,503.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A13B	35,623,503.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	18,555,823.14	3,693,678.85	01/01/25	03/31/25	--	0.00	0.00	96,246.92	196,311.61	0.00	0.00
7	2,673,872.35	2,337,031.31	07/01/24	06/30/25	04/11/25	1,776,188.58	0.00	0.00	0.00	0.00	0.00
8	3,609,999.95	3,458,801.71	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	72,698,049.00	76,077,536.58	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,505,690.84	2,250,409.94	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,140,493.89	3,437,732.48	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,214,528.22	567,554.95	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,586,939.00	1,593,787.40	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,295,014.82	1,480,916.29	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,873,457.73	2,229,095.58	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	2,917,676.40	2,294,269.96	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	913,625.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,366,878.88	2,665,674.58	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,194,727.98	1,119,170.57	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,194,953.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	1,107,127.83	1,053,470.64	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,034,510.00	1,037,020.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	233,825.11	190,673.15	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	843,096.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	989,930.42	1,077,593.26	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	945,611.20	963,093.89	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,031,758.64	189,023.18	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	615,883.98	582,321.62	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	717,248.87	826,596.24	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	575,679.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	927,197.13	506,772.08	01/01/25	06/30/25	04/11/25	0.00	0.00	0.00	0.00	0.00	0.00
47	754,766.61	778,411.08	01/01/25	06/30/25	--	0.00	0.00	32,363.20	32,363.20	0.00	0.00
48	758,470.22	815,898.16	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	742,164.64	767,400.75	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	448,825.66	404,912.76	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	512,213.44	500,454.64	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	355,344.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	499,424.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	339,918.40	297,181.60	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	741,507,566.20	611,794,792.65				1,776,188.58	0.00	128,610.12	228,674.81	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
5A11	30312654	704,275.48	Partial Liquidation (Curtailment)	0.00	0.00
5A12	30312655	704,275.48	Partial Liquidation (Curtailment)	0.00	0.00
5A13B	30298849	352,137.74	Partial Liquidation (Curtailment)	0.00	0.00
7	30298718	4,209,543.42	Partial Liquidation (Curtailment)	0.00	0.00
Totals		5,970,232.12		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/20/25	1	34,000,000.00	0	0.00	0	0.00	1	5,221,359.17	0	0.00	0	0.00	4	5,970,232.12	0	0.00	4.468992%	4.452781%	20
09/17/25	0	0.00	0	0.00	0	0.00	1	5,231,478.89	0	0.00	0	0.00	0	0.00	0	0.00	4.469899%	4.453697%	21
08/15/25	0	0.00	0	0.00	0	0.00	1	5,240,763.05	0	0.00	0	0.00	0	0.00	0	0.00	4.470335%	4.454131%	22
07/17/25	1	34,000,000.00	0	0.00	1	5,250,003.84	1	5,250,003.84	0	0.00	0	0.00	0	0.00	0	0.00	4.470767%	4.454562%	23
06/17/25	0	0.00	0	0.00	1	5,259,994.05	1	5,259,994.05	0	0.00	0	0.00	0	0.00	0	0.00	4.471230%	4.455023%	24
05/16/25	0	0.00	0	0.00	1	5,269,145.01	1	5,269,145.01	0	0.00	0	0.00	0	0.00	0	0.00	4.471656%	4.455448%	26
04/17/25	0	0.00	1	5,279,048.68	0	0.00	1	5,279,048.68	0	0.00	0	0.00	0	0.00	0	0.00	4.472112%	4.455902%	27
03/17/25	1	5,288,110.63	0	0.00	0	0.00	1	5,288,110.63	0	0.00	0	0.00	0	0.00	0	0.00	4.472532%	4.456321%	28
02/18/25	1	34,000,000.00	1	5,299,525.88	0	0.00	1	5,299,525.88	0	0.00	0	0.00	0	0.00	0	0.00	4.473047%	4.456833%	29
01/17/25	1	5,308,492.18	0	0.00	0	0.00	1	5,308,492.18	0	0.00	0	0.00	0	0.00	0	0.00	4.473461%	4.457246%	30
12/17/24	0	0.00	0	0.00	0	0.00	1	5,317,416.60	0	0.00	0	0.00	0	0.00	0	0.00	4.473872%	4.457655%	31
11/18/24	1	5,327,102.03	0	0.00	0	0.00	1	5,327,102.03	0	0.00	0	0.00	0	0.00	1	4,500,000.00	4.474313%	4.458094%	32
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	30312870	08/05/25	1	1	96,246.92	196,311.61	0.00	34,000,000.00	06/06/25	98
47	30298785	09/06/25	0	B	32,363.20	32,363.20	0.00	5,087,073.12
Totals					128,610.12	228,674.81	0.00	39,087,073.12
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		7,382,324	7,382,324		0	0
13 - 24 Months		645,851,168	606,629,809		34,000,000	5,221,359
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-25	653,233,492	614,012,133	34,000,000	0	0	5,221,359
Sep-25	660,146,477	654,914,999	0	0	0	5,231,479
Aug-25	661,024,891	655,784,128	0	0	0	5,240,763
Jul-25	661,899,684	622,649,680	34,000,000	0	0	5,250,004
Jun-25	662,831,680	657,571,686	0	0	0	5,259,994
May-25	663,699,024	658,429,879	0	0	0	5,269,145
Apr-25	664,623,841	659,344,792	0	0	0	5,279,049
Mar-25	665,483,796	660,195,686	0	0	0	5,288,111
Feb-25	666,524,109	627,224,583	34,000,000	0	0	5,299,526
Jan-25	667,376,228	662,067,735	0	0	0	5,308,492
Dec-24	668,224,835	662,907,418	0	0	0	5,317,417
Nov-24	669,131,592	663,804,490	0	0	0	5,327,102
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5A11	30312654	14,295,724.52	14,295,724.52	899,701,139.00	--	28,297,140.73	1.08000	12/31/24	06/01/27	I/O
5A12	30312655	14,295,724.52	14,295,724.52	899,701,139.00	--	28,297,140.73	1.08000	12/31/24	06/01/27	I/O
5A13B	30298849	7,147,862.26	7,147,862.26	899,701,139.00	--	28,297,140.73	1.08000	12/31/24	06/01/27	I/O
6	30312870	34,000,000.00	34,000,000.00	652,000,000.00	04/30/17	3,218,311.35	2.23000	03/31/25	06/05/27	I/O
7	30298718	26,488,381.85	26,488,381.85	52,000,000.00	--	1,706,187.67	0.53000	06/30/25	07/06/27	261
46	30312894	5,221,359.17	5,211,983.95	8,800,000.00	02/27/25	441,623.84	1.09000	06/30/25	07/06/27	260
Totals		101,449,052.32	101,439,677.10	3,411,903,417.00		90,257,545.05

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5A11	30312654	LO	Various	02/19/25	1

10/14/2025 - Loan transferred to Special Servicing effective 2/24/25 due to imminent default. Hello Letter was noticed and PNA has been executed. Collateral consists of a 65 mixed service hotels, totaling 6,366 keys. Loan is paid through

10/1/2025. A Modification Agreement was signed on 9/25/2025 which provides for the expedited sale of underperforming assets along with modifications to certain release provisions, cash-management terms and other terms to improve funding

	towards operations at remaining portfolio.

5A12	30312655	LO	Various	02/19/25	1
	10/14/2025 - Please refer to commentary on loan #30312654

5A13B	30298849	LO	Various	02/19/25	1
	10/14/2025 - Please refer to commentary on loan #30312654

6	30312870	OF	NY	06/06/25	98

10/14/2025 - The subject loan transferred to Special Servicing effective 6/5/2025. The subject is a 30-story, Class A office building consisting of 1,119,021 SF, located at 85 Broad Street, in the Financial District of Manhattan, NY. The property was built in 1983 and renovated in 2015. The property is currently 61% leased, which is down from YE 2024 and YE 2023 rent rolls with leased occupancies of 71.5% and 78.7%, respectively. The YE 2024 NOI DSCR was 1.33x based on reported financials with the June 20 25annualized financials indicating a NOI DSCR of 0.96x. The loan consists of 4 pari passu loans together with 3 subordinate loans. The loans are cash managed and remain current. A site inspection was

	completed in June 2025 and noted the property to bein g ood overall condition with deferred maintenance related to required facade work. The SS is in discussions with the Borrower.
7	30298718	LO	Various	01/26/24	13

10/2/2025- The loan transferred to Special Servicing on 1/26/2024 for imminent default. The Borrower was unwilling to fund any OPEX shortfalls out of pocket. The special servicing filed for Receivership and Triglid was appointed as the Receiver on 5/16/20 24. The Receiver has engaged JLL to take these deals out to Market in the 4th quarter of 2024 with potential sales occurring in the 3rd and 4th quarter of 2025. The sale of the Hampton Inn asset closed on September 25, 2025. The sale of the Fairfield Inn asset is scheduled to close on November 11th 2025. During August the Homewood Suites and Springhill Suites are also now under contract with 45 day due diligence periods and the closings to occur 30 days after expiration of the due diligence periods. The loan is secured by a four (4) property hotel portfolio located in the Northeast. The loan is in a lockbox and special servicer continues to make the debt service payments.

46	30312894	LO	NY	07/21/20	2

10/5/2025 - Loan transferred to special servicing on 7/21/20 due to imminent default as the borrower reported that it would not be able to meet its payment obligations. The loan is secured by a 79-key Hampton Inn & Suites in Vestal, NY. Court

appointed receiver had been requested by the lender while the borrower had been contesting the appointment of a receiver. The court ruled in July 2023 against lender''s Receivership petition but allowed the foreclosure process to proceed.

Cash Management is in place which has allowed certain loan payments to be made and to repay certain PPAs. Four depositions (two of Midland employees and two on borrower side) were completed during September 2024 with another two on former Midland employees completed in October 2 024. There was a flooding incident from hotel sprinkler system in December 2024 and the hotel consequently had to be shut down until all necessary repairs were completed - the hotel reopened in June 2025. The lender had filed for foreclosure and receivership again now that discovery/depositions had been completed. Concurrently, the lender is also considering a potential borrower settlement payoff by Nov. 2025.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30312864	0.00	4.95000%	0.00	4.95000%	10	11/10/20	11/12/20	11/30/20
3	30312864	0.00	4.95000%	0.00	4.95000%	10	11/30/20	11/12/20	11/10/20
5A11	30312654	15,000,000.00	4.48600%	15,000,000.00	4.48600%	8	08/31/20	09/01/20	09/08/20
5A11	30312654	0.00	4.48600%	0.00	4.48600%	8	09/08/20	09/01/20	08/31/20
5A12	30312655	15,000,000.00	4.48600%	15,000,000.00	4.48600%	8	08/31/20	09/01/20	09/08/20
5A12	30312655	0.00	4.48600%	0.00	4.48600%	8	09/08/20	09/01/20	08/31/20
5A13B	30298849	7,500,000.00	4.48600%	7,500,000.00	4.48600%	8	08/31/20	09/01/20	09/08/20
5A13B	30298849	0.00	4.48600%	0.00	4.48600%	8	09/08/20	09/01/20	08/31/20
7	30298718	32,400,000.00	4.53000%	32,400,000.00	4.53000%	8	06/02/20	06/05/20	06/08/20
7	30298718	0.00	4.53000%	0.00	4.53000%	8	06/08/20	06/05/20	06/02/20
12	30312877	0.00	4.60000%	0.00	4.60000%	8	07/20/20	06/01/20	07/29/20
12	30312877	0.00	4.60000%	0.00	4.60000%	8	07/29/20	06/01/20	07/20/20
13	30312878	0.00	4.81000%	0.00	4.81000%	8	08/28/20	07/31/20	09/29/20
13	30312878	0.00	4.81000%	0.00	4.81000%	8	09/29/20	07/31/20	08/28/20
13	30312878	0.00	4.81000%	0.00	4.81000%	8	04/11/24	04/11/24	04/22/24
21	30312883	0.00	4.71000%	0.00	4.71000%	8	07/15/20	06/08/20	07/22/20
21	30312883	0.00	4.71000%	0.00	4.71000%	8	07/22/20	06/08/20	07/15/20
24	30298684	12,296,165.61	5.35300%	12,296,165.61	5.35300%	10	04/27/20	05/06/20	05/01/20
24	30298684	0.00	5.35300%	0.00	5.35300%	8	05/01/20	05/06/20	04/27/20
33	30297710	8,395,670.95	4.32000%	8,395,670.95	4.32000%	10	05/04/20	05/05/20	05/11/20
33	30297710	0.00	4.32000%	0.00	4.32000%	8	05/11/20	05/05/20	05/04/20
39	30298737	6,804,998.86	5.00500%	6,804,998.86	5.00500%	8	06/01/20	05/06/20	06/05/20
39	30298737	0.00	5.00500%	0.00	5.00500%	8	06/05/20	05/06/20	06/01/20
46	30312894	0.00	5.45000%	0.00	5.45000%	8	06/05/20	04/06/20	06/11/20
46	30312894	0.00	5.45000%	0.00	5.45000%	8	06/11/20	04/06/20	06/05/20
47	30298785	0.00	5.27220%	0.00	5.27220%	8	10/02/20	06/05/20	10/15/20
47	30298785	0.00	5.27220%	0.00	5.27220%	8	10/15/20	06/05/20	10/02/20
Totals		97,396,835.42		97,396,835.42
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
41	30298611 11/18/22	6,027,907.05	7,000,000.00	6,435,374.48	1,237,871.31	6,435,374.48	5,197,503.17	830,403.88	0.00	830,114.13	289.75	0.04%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		6,027,907.05	7,000,000.00	6,435,374.48	1,237,871.31	6,435,374.48	5,197,503.17	830,403.88	0.00	830,114.13	289.75

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
41	30298611	06/17/24	0.00	0.00	289.75	0.00	0.00	289.75	0.00	0.00	289.75
		10/17/23	0.00	0.00	0.00	0.00	0.00	(830,403.88)	0.00	0.00
		11/18/22	0.00	0.00	830,403.88	0.00	0.00	830,403.88	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	289.75	0.00	0.00	289.75	0.00	0.00	289.75

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5A11	0.00	0.00	3,125.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5A12	0.00	0.00	3,125.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5A13B	0.00	0.00	1,562.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	7,083.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	6,405.54	0.00	0.00	(6,920.97)	0.00	0.00	15,744.13	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(1,014.75)	0.00	0.00	0.00
46	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	19,890.09	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(43.15)	0.00	0.00	0.00
Total	0.00	0.00	24,801.37	0.00	0.00	(6,920.97)	0.00	0.00	34,576.32	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		52,456.72

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Supplemental Notes
None

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